October 25, 2024

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon ETF Trust II
-BNY Mellon Concentrated Growth ETF
-BNY Mellon Dynamic Value ETF
(the "Funds")
 1933 Act File No.: 333-280471
 1940 Act File No.: 811-23977
 CIK No.: 0002025968

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Pre-Effective Amendment No. 2 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 21, 2024.

Please address any comments or questions to my attention at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Paralegal II